Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations
Income tax benefit using U.S. federal statutory rate	$ (20,635)	$ (23,504)	$ (14,509)
State income taxes, net of federal benefit	(2,255)	(2,774)	(1,854)
Stock-based compensation	92	72	49
Research and development tax credits	(1,277)	(55)	(385)
Change in the valuation allowance	27,194	25,175	17,041
Permanent items	(3,085)	709	91
Other	(34)	377	(433)
Income tax expense (benefit)	0
Current assets:
Accrued expenses	351	343
Deferred Rent	9
Gross current deferred tax assets	360	343
Valuation allowance	(360)	(343)
Net current deferred tax assets	0
Non-current assets:
Net operating loss carryforwards	100,284	74,487
Capitalized research and development	662	1,042
Research and development credits	4,345	3,067
Depreciation and amortization	110	90
Other	1,313	851
Gross non-current deferred tax assets	106,714	79,537
Valuation allowance	(106,714)	(79,537)
Net non-current deferred tax assets	0
Unrecognized tax benefits	0
Interest and penalties accrued	$ 0